Average Annual Total Returns - SA T Rowe Price VCP Balanced Portfolio	Class 1 1 Year	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 Since Inception	Class 3 Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI EAFE® Index (net) 1 Year	MSCI EAFE® Index (net) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Blended Index 1 Year	Blended Index Since Inception
Total	9.15%	9.83%	Sep. 26, 2016	8.86%	9.65%	Jan. 25, 2016	7.51%	3.85%	7.82%	8.18%	18.40%	16.05%	13.21%	10.46%